SEC. File Nos. 2-12967
                                                       811-5085


                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM N-1A
                        Registration Statement
                                Under
                      the Securities Act of 1933

                    Post-Effective Amendment No. 11
                                 and
                        Registration Statement
                                Under
                  The Investment Company Act of 1940
                          Amendment No. 13

                     CAPITAL  INCOME  BUILDER,  INC.
          (Exact Name of Registrant as specified in charter)
                         333 South Hope Street
                     Los Angeles, California 90071
                  (Address of principal executive offices)

           Registrant's telephone number, including area code:
                            (213) 486-9200


                             Vincent P. Corti
                  Capital Research and Management Company
                          333 South Hope Street
                      Los Angeles, California 90071
                 (name and address of agent for service)


                                 Copies to:
                         MICHAEL  J. FAIRCLOUGH, ESQ.
                              O'Melveny & Myers, LLP.
                            400 South Hope Street
                        Los Angeles, California  90071
                         (Counsel for the Registrant)

       The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
    On December 19, 1996, it filed its 24f-2 notice for fiscal 1996.

                 Approximate date of proposed public offering:
         It is proposed that this filing become effective on January 1, 1997, pursuant to paragraph (a) of rule 485.

                              CAPITAL INCOME BUILDER, INC.
                                  CROSS REFERENCE SHEET

ITEM NUMBER OF PART "A" OF FORM N-1A            CAPTIONS IN PROSPECTUS (PART "A")


1.    Cover Page                                Cover Page
2.    Synopsis                                  Summary of Expenses
3.    Condensed Financial Information           Financial Highlights; Investment Results
4.    General Description of Registrant         Investment Policies and Risks; Securities and
                                                Investment Techniques; Multiple Portfolio Counselor System;
                                                Fund Organization and Management
5.    Management of the Fund                    Fund Organization and Management; Securities and
                                                Investment Techniques; Multiple Portfolio Counselor System
6.    Capital Stock and Other Securities        Investment Policies and Risks;  Securities and Investment
                                                Techniques; Fund Organization and Management;
                                                Dividends, Distributions and Taxes
7.    Purchase of Securities Being Offered      Purchasing Shares; Fund Organization and Management
8.    Redemption or Repurchase                  Selling Shares
9.    Legal Proceedings                         N/A

ITEM NUMBER OF PART "B" OF FORM N-1A            CAPTIONS IN STATEMENT OF ADDITIONAL
                                                INFORMATION (PART "B")

10.   Cover Page                                Cover Page
11.   Table of Contents                         Table of Contents
12.   General Information and History           Fund Organization and Management (Part "A")
13.   Investment Objectives and Policies        Description of  Securities and Investment Techniques;
                                                Investment Restrictions
14.   Management of the Registrant              Fund Directors and Officers; Management
15.   Control Persons and Principal Holder of   Fund Directors and Officers
      Securities
16.   Investment Advisory and Other Services    Management
17.   Brokerage Allocation and Other Practices  Execution of Portfolio Transactions
18.   Capital Stock and Other Securities        Part "A"
19.   Purchase, Redemption and Pricing of       Purchase of Shares; Redeeming Shares; Shareholder
      Securities Being Offered                  Account Services and Privileges; Redemption of Shares
20.   Tax Status                                Dividends, Distributions and Federal Taxes
21.   Underwriter                               Management -- Principal Underwriter
22.   Calculation of Performance Data           Investment Results
23.   Financial Statements                      Financial Statements

ITEM IN PART "C"

24.   Financial Statements and Exhibits
25.   Persons Controlled by or Under Common Control with Registrant
26.   Number of Holders of Securities
27.   Indemnification
28.   Business and Other Connections of Investment Adviser
29.   Principal Underwriters
30.   Location of Accounts and Records
31.   Management Services
32.   Undertakings
      Signature Page

                     [LOGO OF THE AMERICAN FUNDS GROUP(R)]

--------------------------------------------------------------------------------


                                 Capital Income
                                   Builder(R)

                                   Prospectus




                                JANUARY 1, 1997

CAPITAL INCOME BUILDER, INC.
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                             3
 ......................................................
Financial Highlights                                 4
 ......................................................
Investment Policies and Risks                        5
 ......................................................
Securities and Investment Techniques                 5
 ......................................................
Multiple Portfolio Counselor System                  8
 ......................................................

Investment Results                                   9
 ......................................................
Dividends,.Distributions.and.Taxes                  10
 ......................................................
Fund.Organization.and.Management                    11
 ......................................................
Shareholder Services                                14
 ......................................................


--------------------------------------------------------------------------------

The fund strives for the accomplishment of two primary investment objectives -- 1) to provide to shareholders a level of current income which exceeds the average yield on U.S. stocks generally and 2) to provide to shareholders a growing stream of income over the years. Secondarily, the fund will seek growth of capital. The fund will invest in a diversified portfolio of securities that include common stocks and fixed-income securities. Up to 40% of the fund's assets may be invested in non-U.S. securities.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

12-010-197

================================================================================

-------------------------------------------------------------------------------
EXPENSES

The effect of the expenses described below is reflected in the fund's share price or return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Annual fund operating expenses are paid out of the fund's earned income.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)  5.75%

 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets for the fiscal period ended October 31,
1996)

--------------------------------------------------------------------------------
Management fees                                                            0.37%
 ................................................................................
12b-1 expenses                                                          0.22%/1/
 ................................................................................
Other expenses                                                             0.12%
 ................................................................................
Total fund operating expenses                                              0.71%

/1/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:

--------------------------------------------------------------------------------
One year                                                                    $ 64
 ................................................................................
Three years                                                                 $ 79
 ................................................................................
Five years                                                                  $ 95
 ................................................................................
Ten years                                                                   $141

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS                3
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

PER-SHARE DATA AND RATIOS

                                                    YEAR ENDED OCTOBER 31
                                                    .....................
                           1996    1995    1994    1993    1992    1991    1990     1989    1988    1987/1/
                          ------------------------------------------------------------------------------------
Net asset value,
beginning of year         $36.27  $32.68  $34.42  $30.77  $28.67  $23.37   $25.05  $22.63  $21.22      $22.62
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income       1.95    1.69    1.73    1.53    1.44    1.37     1.39    1.30    1.15         .36
 ..............................................................................................................
Net realized and
unrealized gain (loss)
on investments              3.92    3.69   (1.62)   3.76    2.33    5.39    (1.76)   2.41    1.41       (1.40)
 ..............................................................................................................
Total income from
investment operations       5.87    5.38     .11    5.29    3.77    6.76     (.37)   3.71    2.56       (1.04)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income          (1.94)  (1.69)  (1.73)  (1.53)  (1.44)  (1.46)   (1.31)  (1.29)  (1.15)       (.36)
 ..............................................................................................................
Distributions from net
realized gains              (.50)   (.10)   (.12)   (.11)   (.23)     --       --      --      --          --
 ..............................................................................................................
Total distributions        (2.44)  (1.79)  (1.85)  (1.64)  (1.67)  (1.46)   (1.31)  (1.29)  (1.15)       (.36)
 ..............................................................................................................
Net asset value,
end of year               $39.70  $36.27  $32.68  $34.42  $30.77  $28.67   $23.37  $25.05  $22.63      $21.22
--------------------------------------------------------------------------------------------------------------
Total return/2/           16.76%  16.98%    .47%  17.58%  13.46%  29.27%  (1.62)%  16.74%  12.27%  (4.62)%/3/
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of year
(in millions)             $5,418  $4,533  $3,629  $2,826  $1,203  $  563   $  206  $  195  $  126      $   53
 ..............................................................................................................
Ratio of expenses to
average net assets          .71%    .72%    .73%    .72%    .81%    .98%    1.01%   1.11%   1.16%     .36%/3/
 ..............................................................................................................
Ratio of net income to
average net assets         5.19%   4.96%   5.29%   4.69%   4.71%   5.09%    5.70%   5.44%   5.24%    1.17%/3/
 ..............................................................................................................
Average commissions paid
per share/4/               2.20c   2.10c   3.63c   2.90c   2.48c   5.32c    3.44c   4.07c   6.39c       7.04c
 ..............................................................................................................
Portfolio
turnover rate             27.56%  18.06%  36.19%  11.22%  16.57%  13.99%   24.68%  16.30%  35.88%       0%/3/

/1/ The period ended October 31, 1987 represents the initial period of operations from July 30, 1987 to October 31, 1987.

/2/  Excludes maximum sales charge of 5.75%.

/3/ These figures are based on operations for the period shown and, accordingly, are not representative of a full year's operations.

/4/ Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the fund's statement of operations. Shares traded on a principal basis are excluded. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

--------------------------------------------------------------------------------
4    CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS

The fund is an equity-income mutual fund that strives for the accomplishment of two primary investment objectives -- 1) to provide to shareholders a level of current income which exceeds the average yield on U.S. stocks generally, using as a measure the yield on the Standard & Poor's 500 Stock Composite Index and
2) to provide to shareholders a growing stream of income over the years. Secondarily, the fund will seek growth of capital, in the sense that achieving the objective of growing income implies that the fund will also, over time, achieve significant capital growth.

The fund will invest in a diversified portfolio of securities that includes common stocks and fixed-income securities including preferred stocks and securities convertible into common stocks. Normally at least 50% of its total assets will be invested in common stocks. Under normal market conditions, at least 90% of the fund's portfolio will be invested in income-producing securities. Up to 40% of the fund's assets may be invested in securities of issuers that are domiciled outside the U.S. (which are generally denominated in currencies other than the U.S. dollar), although there is no requirement that the fund maintain investments in these securities. In addition, the fund may invest in cash and cash equivalents. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

The fund's investment restrictions (which are described in the statement of additional information as fundamental) and objectives may not be changed without shareholder approval. All other investment practices may be changed by the fund's board of directors.

ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVES CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

EQUITY SECURITIES

Equity securities represent an ownership position in a company. These securities may include common stocks, preferred stocks, and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on overall market and economic conditions. The fund's results will be related to the overall market for these securities.

--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS                5
--------------------------------------------------------------------------------

===============================================================================

-------------------------------------------------------------------------------
DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest up to 5% of its total assets in debt securities rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality. These securities are commonly known as "high-yield, high-risk" or "junk" bonds. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The fund's investments in debt securities outside the U.S. will principally be in securities issued or guaranteed as to principal and interest by governments or their agencies or instrumentalities or by multinational agencies.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

INVESTING IN VARIOUS COUNTRIES

The fund has the flexibility to invest outside the U.S. Investing outside the U.S. involves special risks caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

--------------------------------------------------------------------------------
6    CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================

-------------------------------------------------------------------------------
CURRENCY TRANSACTIONS

The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to hedge against changes in currency exchange rates. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. Due to the expenses involved, the fund will not generally attempt to protect against all potential changes in exchange rates.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities for which payment and delivery for the securities take place at a future date. When the fund purchases such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement or purchase. When the fund sells such securities, it does not participate in further gains or losses with respect to the securities. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS                7
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objectives and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed below.


                                                                 YEARS OF EXPERIENCE AS
                                                                INVESTMENT PROFESSIONAL
                                                                     (APPROXIMATE)
                                                               ..........................
                                                                WITH CAPITAL
                                         YEARS OF EXPERIENCE    RESEARCH AND
PORTFOLIO COUNSELORS                    AS PORTFOLIO COUNSELOR   MANAGEMENT
 FOR CAPITAL INCOME                       FOR CAPITAL INCOME     COMPANY OR
      BUILDER         PRIMARY TITLE(S)         BUILDER         ITS AFFILIATES TOTAL YEARS
-----------------------------------------------------------------------------------------
JON B.                Chairman of the   Since the fund         45 years       45 years
LOVELACE              Board of the      began
                      fund; Vice        operations*
                      Chairman of the
                      Board and
                      Chairman of the
                      Executive
                      Committee,
                      Capital
                      Research and
                      Management
                      Company
-----------------------------------------------------------------------------------------
JAMES B.              Executive Vice    9 years                15 years       15 years
LOVELACE              President of
                      the fund; Vice
                      President,
                      Capital
                      Research and
                      Management
                      Company
-----------------------------------------------------------------------------------------
JANET A.              Senior Vice       Since the fund         15 years       21 years
MCKINLEY              President of      began
                      the fund;         operations*
                      Senior Vice
                      President,
                      Capital
                      Research
                      Company**
-----------------------------------------------------------------------------------------
WILLIAM R.            Senior Vice       Since the fund         27 years       34 years
GRIMSLEY              President and     began
                      Director,         operations*
                      Capital
                      Research and
                      Management
                      Company
-----------------------------------------------------------------------------------------
THIERRY               Chairman of the   Since the fund         34 years       34 years
VANDEVENTER           Board and Chief   began
                      Executive         operations*
                      Officer,
                      Capital
                      Research
                      Company**
-----------------------------------------------------------------------------------------

 * The fund began operations July 1987.
** Company affiliated with Capital Research and Management Company.

--------------------------------------------------------------------------------
8    CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
INVESTMENT RESULTS

The fund may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.


X TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

X YIELD refers to the income the fund expects to earn based on its current portfolio over a given period of time, expressed as an annual percentage rate. Because yield is calculated using a formula mandated by the Securities and Exchange Commission, this yield may be different than the income actually paid to shareholders.

X DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the most recent quarterly dividend and dividing by the average price per share over the last 3 months.

                               INVESTMENT RESULTS
                     (FOR PERIODS ENDED SEPTEMBER 30, 1996)

                  THE FUND       THE FUND
                   AT NET       AT MAXIMUM
                ASSET VALUE   SALES CHARGE/1/ S&P 500/2/
--------------------------------------------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS:
 ................................................................................
One year          13.40%           6.88%        20.32%
 ................................................................................
Five years        12.17%          10.85%        15.21%
 ................................................................................
Lifetime/3/       11.93%          11.21%        12.16%
--------------------------------------------------------------------------------

Yield/1/: 4.08%
Distribution Rate/1/: 4.60%

/1/ These fund results were calculated according to a standard formula that is required for all stock and bond funds. The maximum sales charge has been deducted.

/2/ The Standard & Poor's 500 Index represents stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/  The Fund began investment operations on July 30, 1987.

--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS                9
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------

                             [CHART APPEARS HERE]

1988    12.45
1989    19.98
1990     3.89
1991    25.70
1992    10.00
1993    15.28
1994    -2.26
1995    25.05


Past results are not an indication of future results.
--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and usually distributes such accrued dividends to shareholders in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

FEDERAL TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such

--------------------------------------------------------------------------------
10   CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

--------------------------------------------------------------------------------

FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation in 1987. All fund operations are supervised by the fund's board of directors who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund.

--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS               11
--------------------------------------------------------------------------------

================================================================================

The management fee paid by the fund to Capital Research and Management Company is composed of a management fee, which may not exceed 0.24% of the fund's average net assets annually and declines at certain asset levels, and 3% of the fund's gross investment income. The total management fee paid by the fund for the previous fiscal year is listed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's "code of ethics."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the preceding 12 months and accrued while the plan is in effect. The 12b-1 fee paid by the fund for the last fiscal year is listed earlier under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.


--------------------------------------------------------------------------------
12   CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                   CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                            (8 A.M. TO 8 P.M. ET):
                                 800/421/0180

                                     [MAP]

WESTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2205
Brea, California 92822-2205
Fax: 714/671-7080

WESTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 659522
San Antonio, Texas 78265-9522
Fax: 210/530-4050

EASTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana 46206-6007
Fax: 317/735-6620

EASTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia 23501-2280
Fax: 804/670-4773

--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS               13
--------------------------------------------------------------------------------

================================================================================

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

The services described may not be available through some retirement plans. If you are investing through a retirement plan, you should contact your plan administrator/trustee about what services are available and with questions about your account.

--------------------------------------------------------------------------------

PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

X Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

X Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

X Cross-Reinvestment

  You may invest your dividend and capital gain distributions into any other fund in The American Funds Group.

--------------------------------------------------------------------------------
14   CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

X Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R) (see below) or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

X Retirement Plans

  You may invest in the fund through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.



--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS               15
--------------------------------------------------------------------------------

================================================================================

INVESTMENT MINIMUMS

----------------------------------------------------------------
To establish an account                                   $1,000
 For a retirement plan account                            $  250
 For a retirement plan account through payroll deduction  $   25
To add to an account                                      $   50
 For a retirement plan account                            $   25

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                   SALES CHARGE AS A
                                     PERCENTAGE OF
                                  ..................
                                                              DEALER
                                                NET       CONCESSION AS
                                  OFFERING      AMOUNT    % OF OFFERING
INVESTMENT                         PRICE       INVESTED       PRICE
-----------------------------------------------------------------------
Less than $50,000                      5.75%     6.10%         5.00%
 .......................................................................
$50,000 but less than $100,000         4.50%     4.71%         3.75%
 .......................................................................
$100,000 but less than $250,000        3.50%     3.63%         2.75%
 .......................................................................
$250,000 but less than $500,000        2.50%     2.56%         2.00%
 .......................................................................
$500,000 but less than $1 million      2.00%     2.04%         1.60%
 .......................................................................
$1 million or more and certain
other investments described below   see below  see below    see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 200 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution on these investments. Investments by retirement plans with $100 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital

--------------------------------------------------------------------------------
16   CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

Research and Management Company and its affiliated companies are not subject to a sales charge.

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During 1997, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

X Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

X Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.


--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS               17
--------------------------------------------------------------------------------

================================================================================

X Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

X Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

--------------------------------------------------------------------------------

SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received and accepted by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R) (see below), or by fax. Sales by telephone or fax are limited to $10,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 15 days. Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

--------------------------------------------------------------------------------
18   CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, provided the address has been used with the account for at least 15 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Fund Group within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.

TELEPHONE PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone (including American FundsLine(R)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds

--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS               19
--------------------------------------------------------------------------------

================================================================================

Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
20  CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

NOTES






--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS               21
--------------------------------------------------------------------------------

================================================================================

NOTES


--------------------------------------------------------------------------------
22   CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

NOTES




--------------------------------------------------------------------------------
                      CAPITAL INCOME BUILDER, INC. / PROSPECTUS               23
--------------------------------------------------------------------------------

================================================================================

  FOR SHAREHOLDER                 FOR DEALER                                 FOR 24-HOUR
  SERVICES                        SERVICES                                   INFORMATION
  American Funds                  American Funds                             American
  Service Company                 Distributors                               FundsLine(R)
  800/421-0180 ext. 1             800/421-9900 ext. 11                       800/325-3590

 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 --------------------------------------------------------------

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL               STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS           INFORMATION (SAI)

 Includes financial               Contains more detailed
 statements, detailed             information on all aspects of
 performance information,         the fund, including the
 portfolio holdings, a            fund's financial statements.
 statement from portfolio
 management and the auditor's
 report.

                                  A current SAI has been filed
                                  with the Securities and
 CODE OF ETHICS                   Exchange Commission and is
                                  incorporated by reference (is
                                  legally part of the
                                  prospectus).

 Includes a description of the
 fund's personal investing
 policy.


 To request a free copy of any of the documents above:


 Call American Funds   or         Write to the Secretary
 Service Company                  of the Fund
 800/421-0180 ext. 1              333 South Hope Street
                                  Los Angeles, CA 90071




 This prospectus has been printed on recycled paper.


                                               [RECYCLE
                                                LOGO]

--------------------------------------------------------------------------------
24  CAPITAL INCOME BUILDER, INC. / PROSPECTUS
--------------------------------------------------------------------------------

                        CAPITAL  INCOME  BUILDER,  INC.

                                   PART B
                    STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 1, 1997

   This document is not a prospectus but should be read in conjunction with the current Prospectus of Capital Income Builder, Inc. (the fund or CIB) dated January 1, 1997. The Prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

CAPITAL INCOME BUILDER, INC.
ATTENTION:  SECRETARY
333 SOUTH HOPE STREET
LOS ANGELES, CA  90071
(213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS

ITEM                                                         PAGE NO.

Description of Securities and Investment Techniques
                                                             2
Certain Risk Factors Relating to High-Yield Bonds
                                                             4
Investment Restrictions
                                                             5
Fund Directors and Officers
                                                             7
Management
                                                             12
Dividends, Distributions and Federal Taxes
                                                             14
Purchase of Shares
                                                             17
Redeeming Shares
                                                             24
Shareholder Account Services and Privileges
                                                             26
Redemption of Shares
                                                             28
Execution of Portfolio Transactions
                                                             28
General Information
                                                             29
Investment Results
                                                             30
Description of Commercial Paper and Bond Ratings
                                                             35
Financial Statements                                         Attached

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

THE DESCRIPTIONS BELOW ARE INTENDED TO SUPPLEMENT THE MATERIAL IN THE PROSPECTUS UNDER "INVESTMENT POLICIES AND RISKS."

CURRENCY TRANSACTIONS - The fund may enter into forward currency contracts ("forward contracts") in connection with its investments in securities of non-U.S. issuers. A forward contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The fund engages in forward contracts in anticipation of, or to protect itself against, fluctuations in exchange rates. The fund might sell a particular currency forward, for example, when it wanted to hold securities denominated in that currency but anticipated, and wished to be protected against, a decline in the currency against the U.S. dollar. Similarly it might purchase a currency forward to "lock in" the U.S. dollar price of securities denominated in that currency which it anticipated purchasing. Although forward contracts typically will involve the purchase and sale of a non-U.S. currency against the U.S. dollar, the fund also may purchase or sell one non-U.S. currency forward against another non-U.S. currency.

PORTFOLIO TRADING - The fund intends to engage in portfolio trading when Capital Research and Management Company (the "Investment Adviser") believes that the sale of a security owned by the fund and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities, or in connection with a "roll" transaction as described below.

LOANS OF PORTFOLIO SECURITIES - Although the fund has no current intention of doing so during the next 12 months, the fund is authorized to lend portfolio securities to selected securities dealers or to other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.
The fund will limit its loans of portfolio securities to an aggregate of one-third of the value of its total assets, measured at the time any such loan is made.

FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities for which payment and delivery for the securities take place at a future date. When the fund purchases such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement or purchase. When the fund sells such securities, it does not participate in further gains or losses with respect to the securities. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

The fund also may enter into "roll" transactions, which consist of the sale of securities together with a commitment (for which the fund typically receives a fee) to purchase similar, but not identical, securities at a later date. The fund intends to to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collareral securing the repurchase agreement has declined and may occur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS - Although the fund has no current intention of doing so during the next 12 months, the fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. The fund will maintain in a segregated account with its custodian cash, cash equivalents or U.S. Government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the fund; accordingly, the fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the fund creates leverage which increases the fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.



MATURITY - There are no restrictions on the maturity composition of the portfolio. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

VARIABLE AND FLOATING RATE OBLIGATIONS - The fund may invest in securities with interest rates that are not fixed but fluctuate based upon changes in market rates or designated indexes. Variable rate obligations have interest rates that are adjusted at designated intervals, and interest rates on floating rate obligations are adjusted whenever there are exchanges in the indexes or market rates on which their interest rates are based. In some cases the fund has the ability to demand payment from the dealer or issuer at par plus accrued interest on short notice (seven days or less). The effective maturity of a floating or variable rate obligation is deemed to be the longer of (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not sold or redeemed by the fund through the demand feature, these obligations would mature on a specified date which may range up to 30 years or more from the date of issuance.

               CERTAIN RISK FACTORS RELATING TO HIGH-YIELD BONDS

The fund is currently authorized to invest up to 5% of its assets in bonds rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Corporation (or unrated but determined to be equivalent by the Investment Adviser). Certain risk factors relating to investing in below investment grade securities ("high-yield, high-risk bonds") are discussed below.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds can be sensitive to adverse economic changes and corporate developments.
During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as it will with all bonds.
LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

                            INVESTMENT RESTRICTIONS

The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined within the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. These restrictions provide that the fund may not:

1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer; except that, as to 25% of the fund's total assets, up to 10% of its total assets may be invested in securities issued or guaranteed as to payment of interest and principal by a foreign government or its agencies or instrumentalities or by a multinational agency;

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

3. Invest in companies for the purpose of exercising control or management;

4. Knowingly purchase securities of other management investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

5. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts);

6. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the fund's total assets;

7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

8. Make loans, except that the fund may purchase debt securities, enter into repurchase agreements and make loans of portfolio securities;

9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets (in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage), and except that the fund may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets;

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

13. Purchase or retain the securities of any issuer, if those individual officers and Directors of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

16. Write, purchase or sell put options, call options or combinations thereof;

A further investment policy of the fund, which may be changed by action of the Board of Directors without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer.

With respect to investment restriction number 2, in determining industry classifications for issuers domiciled outside the U.S., the fund will use reasonable classifications that are not so broad that the primary economic characteristic of the companies in a single class are materially different. The fund will determine such classifications of issues domiciled outside the U.S. based on the issuer's principal or major business activities.

Notwithstanding investment restriction number 4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.


FUND DIRECTORS AND OFFICERS
DIRECTORS AND DIRECTOR COMPENSATION
(with their principal occupations during the past five years)#

NAME, ADDRESS AND        POSITION         PRINCIPAL                   AGGREGATE          TOTAL                 TOTAL
AGE                      WITH             OCCUPATION(S) DURING        COMPENSATION       COMPENSATION          NUMBER
                         REGISTRANT       PAST 5 YEARS                (INCLUDING         FROM ALL FUNDS        OF FUND
                                          (POSITIONS WITHIN           VOLUNTARILY        MANAGED BY            BOARDS
                                          THE ORGANIZATIONS           DEFERRED           CAPITAL               ON
                                          LISTED MAY HAVE             COMPENSATION       RESEARCH AND          WHICH
                                          CHANGED DURING THIS         /1/) FROM THE      MANAGEMENT            DIRECTOR
                                          PERIOD)                     COMPANY            COMPANY/2/            SERVES
                                                                      DURING FISCAL
                                                                      YEAR ENDED
                                                                      10/31/96

+H. Frederick            Director         Private investor;           $13,450/4/         $145,850              18
Christie                                  former President and
P.O. Box 144                              Chief Executive
Palos Verdes                              Officer, The Mission
Estates, CA                               Group (non-utility
90274                                     holding company,
Age:   63                                 subsidiary of
                                          Southern California
                                          Edison Company);
                                          former President,
                                          Southern California
                                          Edison Company

++Paul G. Haaga,         President        Capital Research and        None/3/            None/3/               14
Jr.                      and              Management Company,
333 South Hope           Director         Senior Vice
Street                                    President and
Los Angeles, CA                           Director
90071
Age:   48

Mary Myers               Director         Founder and                 $14,250/4/         $74,350               4
Kauppila                                  President, Energy
One Winthrop                              Investment, Inc.
Square
Boston, MA 02110
Age:  42

++Jon B.                 Chairman         Capital Research and        None/3/            None/3/               4
Lovelace                 of the           Management Company,
333 South Hope           Board            Vice Chairman of the
Street                                    Board and Chairman
Los Angeles, CA                           of the Executive
90071                                     Committee
Age:   69

Gail L. Neale            Director         Executive Vice              $13,450/4/         $51,750               4
Salzburg Seminar                          President of the
P.O. Box 616                              Salzburg Seminar;
The Marbleworks                           former Director of
Middlebury, VT                            Development and the
052753                                    Capital Campaign,
Age:   61                                 Hampshire College;
                                          former Special
                                          Advisor, The
                                          Commonwealth Fund
                                          and Mount Holyoke
                                          College

Robert J. O'Neill        Director         Professor and               $14,250            $33,550               3
St. Mary's Close                          Fellow, All Souls
27 Church Green                           College, University
Whitney, OXON                             of Oxford
United Kingdom
Age:   60

Donald E.                Director         Retired; former             $12,700/4/         $58,600                4
Petersen                                  chairman of the
255 East Brown                            Board and Chief
Birmingham, MI                            Executive Officer,
48009                                     Ford Motor Company
Age:   70

Frank Stanton            Director         President Emeritus,         $14,750            $27,850               2
25 W 52nd Street                          CBS, Inc.; Chairman
New York, NY                              Emeritus, The
10019                                     American Red Cross
Age:   88

Charles Wolf, Jr.        Director         Dean, The RAND              $13,450            $26,050               4
1700 Main Street                          Graduate School;
Santa Monica, CA                          Director,
90401                                     International
Age:   72                                 Economic Studies,
                                          The RAND Corporation


#  Positions within the organizations may have changed during this period.

+ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

++ Directors who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

/1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts.

/3/ Paul G. Haaga, Jr. and Jon B. Lovelace are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

/4/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Directors is as follows: H. Frederick Christie ($27,152), Mary Myers Kauppila ($52,339), Gail
L. Neale ($41,632) and Donald E. Petersen ($38,604). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the company until paid to the Director.

                                    OFFICERS

 JON B. LOVELACE, Chairman of the Board (see above).

 PAUL G. HAAGA, JR., President (see above).

* LARRY P. CLEMMENSEN, Senior Vice President
 Senior Vice President and Director, Capital Research and Management Company. President, The Capital Group Companies, Inc.

* JAMES B. LOVELACE, Vice President.
  Executive Vice President, Capital Research and Management Company.

 JANET A. MCKINLEY, Vice President.  630 Fifth Avenue, New York, NY  10111.
  Senior Vice President, Capital Research Company.

*  CATHERINE M. WARD, Vice President.
 Senior Vice President and Director, Capital Research and Management Company.

* VINCENT P. CORTI, Secretary.
 Vice President - Fund Business Management Group, Capital Research and Management Company.

** R. MARCIA GOULD, Treasurer.
  Vice President - Fund Business Management Group, Capital Research and Management Company.
__________________________________

* Address is 333 South Hope Street, Los Angeles, CA  90071.

** Address is 135 South State College Boulevard, Brea, CA  92821.

All of the Directors and Officers are also officers and/or directors and/or trustees of one or more of the other funds for which Capital Research and Managment Company serves as Investment Adviser. No compensation is paid by the fund to any Director or Officer who is a director, officer or employee of the Investment Adviser or affiliated companies. The compensation paid by the fund to unaffiliated Directors is $9,000 per annum, plus $750 for each Board of Directors meeting attended, plus $400 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of December 1, 1996, the Directors and Officers and their families as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information on more than 2,400 companies around the world.

The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser, dated March 1, 1995, will continue in effect until October 31, 1996 unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the fund, provides necessary office space, all necessary office equipment and telephone facilities and utilities, and general purpose forms, supplies, stationery and postage used at the office of the fund relating to the services furnished by the Investment Adviser. The fund will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, compensation and expenses of Directors who are not affiliated persons of the Investment Adviser; fees and expenses of the transfer agent, dividend disbursing agent, legal counsel and independent public accountants and custodian, including charges of such custodian for the preparation and maintenance of the books of account and records of the fund and the daily determination of the fund's net asset value per share, costs of designing, printing, and mailing reports, prospectuses, proxy statements and notices to shareholders; fees and expenses of sale (including federal and state registration and qualification), issuance (including costs of any share certificates) and redemption of shares; expenses pursuant to the fund's Plan of Distribution (described below); association dues; interest; and taxes. The management fee is based on an annual rate of 0.24% of the first $1 billion of average net assets; 0.20% of such assets in excess of $1 billion but not exceeding $2 billion; 0.18% of such assets in excess of $2 billion but not exceeding $3 billion; 0.165% of such assets in excess of $3 billion but not exceeding $5 billion; 0.155% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.15% of such assets in excess of $8 billion; plus 3.0% of the fund's gross investment income. Assuming net assets of $4.5 billion and gross investment income levels of 4%, 5%, 6%, 7% and 8%, management fees would be 0.31%, 0.34%, 0.37%, 0.40% and 0.43%, respectively.

Only one state (California) continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets.
Rule 12b-1 distribution plan expenses would be excluded from this limit. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The fund might be eligible to exclude certain additional expenses, such as expenses of maintaining foreign custody of certain of its portfolio securities, or to obtain a waiver of such limit in its entirety.

During the fiscal years ended October 31, 1996, 1995 and 1994, the Investment Adviser's total fees amounted to $18,213,000, $14,623,000, and $12,937,000, respectively.

PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (described below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended October 31, 1996 amounted to $4,007,000 after allowance of $20,341,000 to dealers. During the fiscal years ended October 31, 1995 and 1994 the Principal Underwriter retained $3,768,000 and $6,152,000 respectively.

As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The Directors and Officers who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund are improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees). Only expenses incurred during the preceding 12 months and accrued while the Plan is in effect may be paid by the fund. During the fiscal year ended October 31, 1996, the fund paid $10,741,000 under the Plan.

The Glass-Stegall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.
In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income it will be taxed only on that portion, if any, of the investment company taxable income which it retains.

To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months; and (c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends, to the extent practicable, to meet these distribution requirements to minimize or avoid the excise tax liability.

Distributions of investment company taxable income, including short-term capital gains, generally are taxable to the shareholder as ordinary income, regardless of whether such distributions are paid in cash or reinvested in additional shares of the fund. The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. A capital gain distribution, whether paid in cash or reinvested in shares, is taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held the shares or whether such gain was realized by the fund before the shareholder acquired such shares and was reflected in the price paid for the shares.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a "non-U.S. shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of capital gains not effectively connected with a U.S. trade or business are not subject to the withholding, but if the non-U.S. shareholder was an individual who was physically present in the U.S. during the tax year for more than 182 days and such shareholder is nonetheless treated as a nonresident alien, the distributions would be subject to a 30% tax.

Under the Code, a fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gain is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. (However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax up to $100,000). Naturally, the amount of tax payable by an individual will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax status.


                               PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT                ADDITIONAL INVESTMENTS

                 See "Investment Minimums          $50 minimum (except where a lower
                 and Fund Numbers" for initial     minimum is noted under "Investment
                 investment minimums.              Minimums and Fund Numbers").

By contacting    Visit any investment dealer       Mail directly to your investment dealer's
your investment   who is registered in the state   address printed on your account
dealer           where the purchase is made        statement.
                 and who has a sales
                 agreement with American
                 Funds Distributors.

By mail          Make your check payable to        Fill out the account additions form at
                 the fund and mail to the          the bottom of a recent account
                 address indicated on the          statement, make your check payable to
                 account application.  Please      the fund, write your account number on
                 indicate an investment dealer     your check, and mail the check and
                 on the account application.       form in the envelope provided with your
                                                   account statement.

By telephone     Please contact your               Complete the "Investments by Phone"
                 investment dealer to open         section on the account application or
                 account, then follow the          American FundsLink Authorization
                 procedures for additional         Form.
                 investments.                      Once you establish the privilege, you,
                                                   your financial advisor or any person
                                                   with your account information can call
                                                   American FundsLine(R) and make
                                                   investments by telephone (subject to
                                                   conditions noted in "Telephone
                                                   Purchases, Redemptions and
                                                   Exchanges" below).

By wire          Call 800/421-0180 to obtain       Your bank should wire your additional
                 your account number(s), if        investments in the same manner as
                 necessary.  Please indicate       described under "Initial Investment."
                 an
                 investment dealer on the
                 account.  Instruct your bank
                 to
                 wire funds to:
                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA 94106
                 (ABA #121000248)
                 For credit to the account of:
                 American Funds Service
                 Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE

ORDER.



Investment Minimums and Fund Numbers - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT
STOCK AND STOCK/BOND FUNDS
AMCAP Fund(R)                                                        02
                                             $1,000
American Balanced Fund(R)                                            11
                                             500
American Mutual Fund(R)                                              03
                                             250
Capital Income Builder(R)                                            12
                                             1,000
Capital World Growth and Income Fund(SM)                             33
                                             1,000
EuroPacific Growth Fund(R)                                           16
                                             250
Fundamental Investors(SM)                                            10
                                             250
The Growth Fund of America(R)                                        05
                                             1,000
The Income Fund of America(R)                                        06
                                             1,000
The Investment Company of America(R)                                 04
                                             250
The New Economy Fund(R)                                              14
                                             1,000
New Perspective Fund(R)                                              07
                                             250
SMALLCAP World Fund(R)                                               35
                                             1,000
Washington Mutual Investors Fund(SM)                                 01
                                             250
BOND FUNDS
American High-Income Municipal Bond Fund(R)                            40
                                             1,000
American High-Income Trust(SM)                                       21
                                             1,000
The Bond Fund of America(SM)                                         08
                                             1,000
Capital World Bond Fund(R)                                           31
                                             1,000
Intermediate Bond Fund of America(SM)                                23
                                             1,000
Limited Term Tax-Exempt Bond Fund of                                 43
America(SM)                                  1,000
The Tax-Exempt Bond Fund of America(R)                               19
                                             1,000
The Tax-Exempt Fund of California(R)*                                20
                                             1,000
The Tax-Exempt Fund of Maryland(R)*                                  24
                                             1,000
The Tax-Exempt Fund of Virginia(R)*                                  25
                                             1,000
U.S. Government Securities Fund(SM)                                  22
                                             1,000
MONEY MARKET FUNDS
The Cash Management Trust of America(R)                              09
                                             2,500
The Tax-Exempt Money Fund of America(SM)                             39
                                             2,500
The U.S. Treasury Money Fund of America(SM)                            49
                                             2,500
___________
*Available only in certain states.


For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

DEALER COMMISSIONS - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE
                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE
STOCK AND STOCK/BOND FUNDS
Less than $50,000
                                 6.10%            5.75%            5.00%
$50,000 but less than $100,000
                                 4.71             4.50             3.75
BOND FUNDS
Less than $25,000
                                 4.99             4.75             4.00
$25,000 but less than $50,000
                                 4.71             4.50             3.75
$50,000 but less than $100,000
                                 4.17             4.00             3.25
STOCK, STOCK/BOND, AND BOND
FUNDS
$100,000 but less than $250,000
                                 3.63             3.50             2.75
$250,000 but less than $500,000
                                 2.56             2.50             2.00
$500,000 but less than $1,000,000
                                 2.04             2.00             1.60
$1,000,000 or more
                                 none             none             (see below)




Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million
to $2 million,    0.80% on amounts over $2 million to $3 million, 0.50% on
amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1997, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Any employer-sponsored 403(b) plan or defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company (the "Transfer Agent"); this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Any prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since share prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York Time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

1. Equity securities, including ADR's and EDR's, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange determined by the officers of the fund to be the primary market. Equity securities traded in the over-the-counter market are valued at the last reported sale price prior to the time of valuation or, lacking any sales, at the last reported bid price.

2. Fixed-income obligations with remaining maturities in excess of 60 days are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, in circumstances where the Investment Adviser deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used. Short-term securities with 60 days or less remaining to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day.

3. Where market quotations or prices obtained from a pricing service are not readily available, securities are valued at fair value pursuant to methods approved by the Board of Directors. Where the primary market for a security has closed prior to the close of the New York Stock Exchange, events that might affect the values of portfolio securities occurring between the time its price has been determined and the close of the New York Stock Exchange need not be reflected in the fund's valuation unless the Board of Directors has determined that the particular event would materially affect net asset value, in which
case an adjustment will be made.   The fair value of all other assets is added
to the value of securities and options to arrive at total assets.

4. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the fund's officers.

5. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of taxes and other expense items.

6. The net assets so obtained are then divided by the total number of shares of capital stock outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.
Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Directors.


                                REDEEMING SHARES

By writing to American          Send a letter of instruction specifying the name of the fund,
Funds Service Company (at       the number of shares or dollar amount to be sold, your
the appropriate address         name and account number.  You should also enclose any
indicated under "Principal      share certificates you wish to redeem.  For redemptions
Underwriter and Transfer        over $50,000 and for certain redemptions of $50,000 or less
Agent" in the prospectus)       (see below), your signature must be guaranteed by a bank,
                                savings association, credit union, or member firm of a
                                domestic stock exchange or the National Association of
                                Securities Dealers, Inc. that is an eligible guarantor
                                institution.  You should verify with the institution that it is an eligible guarantor prior to signing.  Additional documentation may be required for redemption of shares held in corporate, partnership or fiduciary accounts.  Notarization by a Notary
                                Public is not an acceptable signature guarantee.

By contacting your              If you redeem shares through your investment dealer, you
investment dealer               may be charged for this service.  SHARES HELD FOR YOU IN
                                YOUR INVESTMENT DEALER'S STREET NAME MUST BE REDEEMED
                                THROUGH THE DEALER.

You may have a                  You may use this option, provided the account is registered
redemption check sent to        in the name of an individual(s), a UGMA/UTMA custodian,
you by using American           or a non-retirement plan trust.  These redemptions may not
FundsLine(R) or by              exceed $10,000 per day, per fund account and the check
telephoning, faxing, or         must be made payable to the shareholder(s) of record and
telegraphing American           be sent to the address of record provided the address has
Funds Service Company           been used with the account for at least 10 days.  See
(subject to the conditions      "Principal Underwriter and Transfer Agent" in the prospectus
noted in this section and in    and "Exchange Privilege" below for the appropriate
"Telephone Purchases,           telephone or fax number.
Redemptions and
Exchanges" below)

In the case of the money        Upon request (use the account application for the money
market funds, you may           market funds) you may establish telephone redemption
have redemptions wired to       privileges (which will enable you to have a redemption sent
your bank by telephoning        to your bank account) and/or check writing privileges.  If you
American Funds Service          request check writing privileges, you will be provided with
Company ($1,000 or more)        checks that you may use to draw against your account.
or by writing a check ($250     These checks may be made payable to anyone you
or more)                        designate and must be signed by the authorized number of
                                registered shareholders exactly as indicated on your
                                checking account signature card.



A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or the closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) (see "American FundsLine(R)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine(R) are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine(R)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                              REDEMPTION OF SHARES

The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder if the shares owned by such shareholder through redemptions have a value of less than $1,000 (determined, for this purpose only as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through the reinvestment of income dividends and capital gain distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above. While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

The fund is required to disclose information regarding investments in the securities of broker-dealers which have certain relationships with the fund. During the last fiscal year, the fund held certain debt securities of some of its regular brokers and dealers or their parents that derive more than 15% of gross revenues from securities-related activities which included securities of American Express Credit Corp. ($46,101,000) and General Electric Capital Corp. ($68,506,000).

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other of the funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactioins.

Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended October 31, 1996, 1995 and 1994 amounted to $2,365,000, $1,244,000, and $2,234,000 respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $3,396,000 for the fiscal year ended October 31, 1996.

INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since the fund's inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements, included in this Statement of Additional Information from the Annual Report, have been so included in reliance on the report of Price Waterhouse LLP given on the authority of said firm as experts in auditing and accounting.

REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on October 31. Shareholders are provided, at least semiannually, with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Board of Directors.

PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

The financial statements including the investment portfolio and report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- OCTOBER 31, 1996

  Net asset value and redemption price per share             $ 39.70
   (Net assets divided by shares outstanding)

  Maximum offering price per share (100/94.25 of per share   $ 42.12
   net asset value, which takes into account the
   fund's current maximum sales charge)



                               INVESTMENT RESULTS

The fund's 3.94% yield is based on a 30-day (or one month) period ended October 31, 1996 computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[( a-b/cd + 1)/6/ -1]

 Where: a =dividends and interest earned during the period.
        b = expenses accrued for the period (net of reimbursements).
        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
        d = the maximum offering price per share on the last day of the period.

The fund's average annual total return for the one- and five-year periods ending October 31, 1996 was 10.05% and 11.52%, respectively. In addition, the lifetime average annual total return was 11.51%. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period. Total return may be calculated for one year, five years and for other periods of years. The average annual total return over periods greater than one year also may be computed by utilizing ending values as determined above.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales charge of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders.

The fund may also refer to results compiled by organizations such as CDA Investment Technologies, Ibbottson Associates, Lipper Analytical Services and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various periodicals, including BARRON'S, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT, and THE WALL STREET JOURNAL.

The fund may from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

The fund may also from time to time compare its investment results with the following:

 (1) Average of Savings Institutions deposits, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

 (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines and other goods and services that people buy for day-to-day living).
The fund may also, from time to time, refer to statistics compiled by the U.S. Department of Commerce.

EXPERIENCE OF THE INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the 10-year periods since January 1, 1966 (121 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 94 of the 121 periods.

Note that past results are not an indication of future investment results. Also, the fund has different investment policies than some of the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

The investment results set forth below were calculated as described in the fund's prospectus.

CIB VS. VARIOUS UNMANAGED INDICES

Lifetime                   CIB            DJIA/1/            S&P 500/2/

1987*- 10/31/96          +174.1%          +215.5%            +194.0%


 (*Since inception 7/30/87)

/1/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.

/2/ The Standard & Poor's 500 Stock Composite Index is comprised of industrial, transportation, public utilities, and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

                Illustration of a $10,000 investment in CIB with
       dividends reinvested and capital gain distributions taken in shares
            (for the period July 30, 1987 through October 31, 1996)

COST OF SHARES                                                            VALUE OF SHARES


Year                                             Total                               From            From
Ended               Annual        Dividends      Investment           From Initial   Capital Gains   Dividends      Total
October 31          Dividends     (cumulative)   Cost                 Investment     Reinvested      Reinvested     Value

1987          #    $92           $92            $10,092              $8,842          -               $87            $8,929
1988                494           586            10,586               9,429          -               600            10,029
1989                556           1,142          11,142               10,437         -               1,252          11,689
1990                633           1,775          11,775               9,737          -               1,765          11,502
1991                708           2,483          12,483               11,946         -               2,912          14,858
1992                792           3,275          13,275               12,821         $130            3,942          16,893
1993                881           4,156          14,156               14,342         212             5,343          19,897
1994                975           5,131          15,131               13,617         267             6,052          19,936
 1995               1,079         6,210          16,210               15,112         367             7,888          23,367
1996                1,199         7,409          17,409               16,669         757             9,983          27,409

# From July 30, 1987
The dollar amount of capital gain distributions during the period was $631.


                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS - MOODY'S INVESTORS SERVICE, INC. employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION'S ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

CORPORATE DEBT SECURITIES - MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities from "Aaa" to "C".

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."
STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1 -- Reserved for income bonds on which no interest is being paid."

CAPITAL INCOME BUILDER
Investment Portfolio October 31, 1996
                                                                                           Percent of
Largest Individual Holdings                                                                Net Assets
--------------------------------------------------                                         ----------
American Home Products                                                                           3.44%
Telecom Corp. of New Zealand                                                                      2.33
Banc One                                                                                          1.80
United Utilities                                                                                  1.76
CoreStates Financial                                                                              1.61
Philip Morris                                                                                     1.55
Comerica                                                                                          1.53
Bristol-Myers Squibb                                                                              1.48
Chevron                                                                                           1.41
Ameritech                                                                                         1.35



Equity-Type
Securities                                                        Shares or       Market      Percent
                                                                  Principal         Value      of Net
Energy                                                               Amount    (Millions)      Assets
----------------------------------------------                -------------   -----------  ----------
Energy Sources - 3.80%
Amoco Corp.                                                         555,000       $42.041          .78
Atlantic Richfield Co.                                                135000       17.888          .33
Chevron Corp.                                                        1165000       76.599         1.41
Phillips Petroleum Co.                                                650000       26.650          .49
Royal Dutch Petroleum Co. (New York Registered
 Shares)                                                              260000       42.998          .79
----------------------------------------------                -------------   -----------  ----------
Utilities: Electric & Gas - 6.33%
Australian Gas Light Co.                                              372662        2.043          .04
Brooklyn Union Gas Co.                                              200,000         5.800          .11
Central and South West Corp.                                         2000000       53.000          .98
DTE Energy Co. (formerly Detroit Edison Co.)                          450000       13.556          .25
East Midlands Electricity PLC                                        3183300       28.235          .52
Entergy Corp.                                                         760000       21.280          .39
GPU Inc. (formerly General Public Utilities Corp.)                    850000       27.944          .52
Hongkong Electric Holdings Ltd.                                  10,231,500        32.752          .60
Houston Industries Inc.                                             200,000         4.575          .08
Long Island Lighting Co.                                             2125000       38.516          .71
National Grid Group PLC                                             10323000       30.409          .56
National Power PLC                                                   4205000       27.922          .52
PECO Energy Co.                                                       100000        2.525          .05
Southern Electric PLC                                                5145350       53.929         1.00
                                                              -------------   -----------  ----------
                                                                                  548.662        10.13
                                                                              -----------  ----------

Materials
----------------------------------------------                -------------   -----------  ----------
Chemicals - 0.17%
E.I. du Pont de Nemours and Co.                                       100000        9.275          .17
----------------------------------------------                -------------   -----------  ----------

Forest Products & Paper - 0.73%
James River Corp. of Virginia, DECS convertible
 preferred shares                                                     375000       11.062          .20
Potlatch Corp.                                                        332500       14.214          .26
Union Camp Corp.                                                      300000       14.625          .27
                                                              -------------   -----------  ----------


Metals:  Nonferrous - 0.15%
Aluminum Co. of America                                               140000        8.208          .15
----------------------------------------------                -------------   -----------  ----------
                                                                                   57.384         1.05
                                                                              -----------  ----------


Consumer Goods
----------------------------------------------                -------------   -----------  ----------
Automobiles - 1.12%
Ford Motor Co., Class A                                              1950000       60.937         1.12
----------------------------------------------                -------------   -----------  ----------
Beverages & Tobacco - 2.64%
Philip Morris Companies Inc.                                        905,000        83.826         1.55
RJR Nabisco Holdings Corp.                                          700,000        20.213          .37
UST Inc.                                                          1,350,000        38.981          .72
----------------------------------------------                -------------   -----------  ----------
Health & Personal Care - 5.74%
American Home Products Corp.                                      3,040,000       186.200         3.44
Bristol-Myers Squibb Co.                                              757500       80.106         1.48
Merck & Co., Inc.                                                     250000       18.531          .34
Pharmacia & Upjohn, Inc.                                              145000        5.220          .10
Schering-Plough Corp.                                                 130000        8.320          .15
Warner-Lambert Co.                                                    200000       12.725          .23
                                                                              -----------  ----------
                                                                                  515.059         9.50
                                                                              -----------  ----------
Services
----------------------------------------------                -------------   -----------  ----------
Broadcasting & Publishing - 0.24%
Golden Books Family Entertainment Inc., 8.75% convertible
 TOPrS/1/                                                             100000        5.587          .10
South China Morning Post (Holdings) Ltd.                             3600000        3.073          .06
Time Warner Inc., 10.25% Series K/1/                                  3,931         4.172          .08

----------------------------------------------                -------------   -----------  ----------
Business & Public Services - 5.23%
American Water Works Co., Inc.                                       1661200       33.847          .62
Autopistas del Mare Nostrum, SA Concesionaria del Estado             1580000       22.503          .42
Consumers Water Co.                                                   229000        4.179          .08
Dun & Bradstreet Corp.                                                275000       15.916          .29
Hutchison Delta Finance Ltd., 7.00% convertible
 debentures 2002/1/                                             $11,000,000        12.045          .22
Hyder PLC                                                            3951688       45.534          .84
Thames Water PLC                                                     6000000       54.098         1.00
United Utilities PLC                                                10294309       95.330         1.76
----------------------------------------------                -------------   -----------  ----------



Telecommunications - 10.41%
ALLTEL Corp.                                                        350,000        10.675          .20
Ameritech Corp.                                                   1,337,900        73.250         1.35
GTE Corp.                                                            1300000       54.763         1.01
Hong Kong Telecommunications Ltd. (American
 Depositary Receipts)                                             1,442,478        25.424          .47
Koninklijke PTT Nederland NV                                      1,259,700        45.500          .84
Pacific Telesis Group                                             1,700,000        57.800         1.07
Portugal Telecom, SA                                              2,293,000        59.648         1.10
Telecom Corp. of New Zealand Ltd.                                15,784,160        82.010
Telecom Corp. of New Zealand Ltd./1/                              8,380,000        43.540         2.33
Telecom Corp. of New Zealand Ltd. (American
 Depositary Receipts)                                                12,500         1.041
Telecom Italia SpA                                               28,962,100        54.781         1.01
Telefonica de Espana, SA                                          1,700,000        34.056          .63
U S WEST Communications Group                                       704,707        21.405          .40
----------------------------------------------                -------------   -----------  ----------

Transportation: Airlines - 0.04%
British Airways PLC (American Depositary Receipts)                     25800        2.328          .04
----------------------------------------------                -------------   -----------  ----------
                                                                                  862.505        15.92
                                                                              -----------  ----------
Finance
----------------------------------------------                -------------   -----------  ----------
Banking - 21.69%
AmSouth Bancorporation                                              800,000        37.100          .68
Banc One Corp.                                                    2,300,000        97.463         1.80
Bank of Nova Scotia                                               1,358,700        42.852          .79
BankAmerica Corp.                                                     304000       27.816          .51
Barclays PLC                                                         3500000       54.883         1.01
Boatmen's Bancshares, Inc.                                            400000       24.300          .45
Central Fidelity Banks, Inc.                                         2062500       52.336          .97
Chase Manhattan Corp.                                                 850000       72.888         1.34
Comerica Inc.                                                        1560000       82.875         1.53
CoreStates Financial Corp                                            1800000       87.525         1.61
First Chicago NBD Corp.                                              1210000       61.710         1.14
First Hawaiian Bank                                                   400000       12.400          .23
First Security Corp. (Utah)                                          1637500       48.102          .89
First Union Corp.                                                     967500       70.386         1.30
Huntington Bancshares Inc.                                        1,674,750        40.194          .74
KeyCorp                                                           1,035,000        48.257          .89
Keystone Financial, Inc.                                            827,550        21.516          .40
J.P Morgan & Co. Inc.                                               180,000        15.548          .29
National Australia Bank Ltd.                                         2407694       26.420          .49
National City Corp.                                                   800000       34.700          .64
Old Kent Financial Corp.                                              551250       24.875          .46
PNC Bank Corp.                                                        800000       29.000          .53
Royal Bank of Canada                                                 1715000       56.714         1.05
Wachovia Corp.                                                        660000       35.475          .65
Westpac Banking Corp.                                             6,050,000        34.513          .64
Wilmington Trust Corp.                                              950,000        35.862          .66
----------------------------------------------                -------------   -----------  ----------

Financial Services - 0.58%
Beneficial Corp.                                                    340,000        19.890          .37
Manhattan Card Co. Ltd.                                          23,200,000        11.477          .21
----------------------------------------------                -------------   -----------  ----------

Insurance - 2.21%
American General Corp.                                                160000        5.960          .11
Lincoln National Corp.                                               1230000       59.655         1.10
Ohio Casualty Corp.                                                 717,500        23.319          .43
Prudential Corp. PLC                                                 3557546       26.865          .50
SAFECO Corp.                                                        100,000         3.775          .07
----------------------------------------------                -------------   -----------  ----------
Real Estate - 5.13%
Bradley Real Estate, Inc.                                         1,045,000        17.373          .32
Camden Property Trust                                               353,200         9.625          .18
CarrAmerica Realty Corp.                                          1,720,000        43.215          .80
Pacific Retail Trust/1/                                             190,909         2.100          .04
Security Capital Atlantic, Inc.                                     334,800         7.952
Security Capital Atlantic, Inc./1/,/2/                            1,391,303        33.043          .75
Security Capital Industrial Trust                                    1210855       21.947          .41
Security Capital Pacific Trust                                       3037560       68.345         1.26
Security Capital Realty Inc./1/,/2/,/3/                                24900       27.130
Security Capital Realty Inc. 12.00%                                                                .87
 convertible debentures 2014/1/,/2/                             $18,862,000        19.648
Washington Real Estate Investment Trust                             145,500         2.310          .04
Weingarten Realty Investors                                         504,000        19.341          .36
Western Investment Real Estate Trust                                  412500        5.259          .10
                                                                              -----------  ----------
                                                                                1,603.939        29.61
                                                                              -----------  ----------
Multi-Industry & Miscellaneous
----------------------------------------------                -------------   -----------  ----------
Multi-Industry - 1.19%
B A T Industries PLC                                              5,895,597        41.067          .76
Hutchison Whampoa Ltd.                                               1960000       13.689          .25
Lend Lease Corp. Ltd.                                                 411257        6.969          .13
Thermo Instrument Systems Inc., 4.50% convertible
 debentures 2003                                                 $3,000,000         2.970          .05
----------------------------------------------                -------------   -----------  ----------
Miscellaneous - 1.31%
Equity-type securities in initial period of
 acquisition                                                                       70.600         1.31
                                                                              -----------  ----------
                                                                                  135.295         2.50
                                                                              -----------  ----------
TOTAL EQUITY-TYPE SECURITIES (cost:
 $2,730.239 million)                                                            3,722.844        68.71
                                                                              -----------  ----------


                                                                  Principal
Bonds and Notes                                                      Amount
----------------------------------------------                -------------   -----------  ----------
Corporate
----------------------------------------------                -------------   -----------  ----------
ADT Operations 9.25% 2003                                        $2,000,000         2.105          .04
Airplanes Pass Through Trust, pass-through certificates,
 Class C, 8.15% 2019 /4/                                             5000000        5.181          .10
Allegiance Corp. 7.80% 2016                                          3000000        3.040          .06
Ann Taylor, Inc. 8.75% 2000                                          4802000        4.610          .09
California Energy Co., Inc. 0%/10.25% 2004 /5/                       4300000        4.407          .08
Columbia Gas System, Inc., Series G, 7.62% 2025                      3000000        2.926
Columbia Gas System, Inc., Series C, 6.80% 2005                      2000000        1.973          .09
Container Corp. of America 9.75% 2003                                3500000        3.587          .07
Delta Air Lines, Inc., 1991 Equipment
 Certificates Trust, Series K, 10.00% 2014/1/                        2000000        2.341          .04
Falcon Drilling Company, Inc., Series B, 9.75% 2001                  2750000        2.819
Falcon Drilling Company, Inc., Series B, 8.875% 2003                 4000000        3.900          .12
Fort Howard Corp. 8.25% 2002                                         3000000        2.970          .05
Infinity Broadcasting Corp. 10.375% 2002                             4500000        4.770          .09
Jet Equipment Trust, Series 1995-B, Class C, 9.71%
 2015/1/,4                                                           5000000        5.608          .10
Long Island Lighting Co. 8.90% 2019                                 10000000        9.736
Long Island Lighting Co. 7.30% 1999                                 23000000       22.827          .60
McDermott Inc. 9.375% 2002                                           5000000        5.223
McDermott Inc. 9.375% 2006                                           8000000        8.240          .25
Midland Cogeneration Venture LP, Secured Lease
 Obligation Bonds, Series C-91, 10.33% 2002                       6844715.24        7.238          .13
News America Holdings Inc. 9.25% 2013                                2000000        2.246
News America Holdings Inc. 9.125% 1999                               3000000        3.217          .14
News America Holdings Inc. 8.625% 2003                               2000000        2.165
Occidental Petroleum Corp. 8.50% 2004                                8000000        8.460          .16
The Price REIT, Inc. 7.50% 2006                                      4000000        3.991          .07
Riggs National Corp. 8.50% 2006                                      2600000        2.688          .05
Rykoff-Sexton, Inc. 8.875% 2003                                      4500000        4.162          .08
Security Capital Pacific Trust 7.25% 2004                            5000000        5.056          .09
Smith's Food & Drug Centers, Inc.,
 pass-through certificates, Series 1994-A2,
 8.64% 2012/2/,/4/                                                   6000000        4.965          .09
360 Communications Co. 7.125% 2003                                   2500000        2.478          .05
Time Warner Inc. 10.15% 2012                                         5000000        5.985
Time Warner Inc. 7.45% 1998                                          4000000        4.059          .18
TKR Cable I, Inc. 10.50% 2007                                        7000000        7.803          .14
Wellsford Residential Property Trust 7.75% 2005                      2500000        2.537          .05
WestPoint Stevens Inc. 8.75% 2001                                    2000000        2.020          .04
Woolworth Corp., Series A, 7.00% 2002                                2000000        1.981
Woolworth Corp., Series A, 6.98% 2001                                2750000        2.736          .09
                                                                              -----------  ----------
                                                                                  170.050         3.14
                                                                              -----------  ----------

                                                                  Principal
Governments and Governmental Authorities                             Amount
----------------------------------------------                -------------   -----------  ----------
New Zealand 8.00% July 1998                                   NZ$40,000,000        28.695          .51
                                                                              -----------  ----------

U.S. Treasury Notes
----------------------------------------------                -------------   -----------  ----------
6.00% November 1997                                             $90,000,000        90.393         1.68
5.625% January 1998                                              70,000,000        69.989         1.29
                                                                              -----------  ----------
                                                                                  160.382         2.97
                                                                              -----------  ----------
TOTAL BONDS AND NOTES (cost: $350.040 million)                                    359.127         6.62
                                                                              -----------  ----------
TOTAL INVESTMENT SECURITIES (cost: $3,080.279
 million)                                                                       4,081.971        75.33
                                                                              -----------  ----------


SHORT-TERM SECURITIES
----------------------------------------------                -------------   -----------  ----------
Corporate Short-Term Notes
----------------------------------------------                -------------   -----------  ----------
Abbott Laboratories 5.22%-5.23% due 11/22-12/27/96                  61700000       61.449         1.14
American Express Credit Corp. 5.26%-5.28% due
 11/1-12/10/96                                                      46200000       46.101          .85
Baltimore Gas & Electric Co. 5.23%-5.28% due
 11/21-12/3/96                                                      30335000       30.227          .56
Campbell Soup Co. 5.25%-5.29% due 11/8-12/12/96                     45300000       45.153          .83
Walt Disney Co. 5.25%-5.29% due 11/18/96-1/27/97                    86200000       85.272         1.57
Ford Motor Credit Co. 5.24%-5.36% due
 11/4/96-1/9/97                                                     96700000       96.104         1.77
General Electric Capital Corp. 5.24%-5.32% due
 11/7/96-1/14/97                                                    68700000       68.506         1.26
H.J. Heinz Co. 5.23%-5.41% due 11/6-12/4/96                         76300000       76.014         1.40
Hewlett-Packard Co. 5.23%-5.40% due 11/6-12/20/96                   75097000       74.860         1.38
International Lease Finance Corp. 5.33% due 12/16/96                43000000       42.710          .79
Eli Lilly and Co. 5.24%-5.28% due 12/18/96-1/22/97                  75000000       74.239         1.37
Lucent Technologies Inc. 5.23%-5.30% due
 11/12/96-1/6/97                                                    66300000       65.863         1.22
National Rural Utilities Cooperative Finance Corp. 5.31%
 due 1/13-1/17/97                                                   70000000       69.206         1.28
J.C. Penney Funding Corp. 5.23%-5.31% due
 12/3-12/16/96                                                      80925000       80.459         1.49
Procter & Gamble Co. 5.27%-5.34% due
 11/6/96-1/16/97                                                    67900000       67.356         1.24
Weyerhaeuser Co. 5.24%-5.38% due 11/5/96-1/10/97                    77000000       76.537         1.41
                                                                              -----------  ----------
                                                                                1,060.056        19.56
                                                                              -----------  ----------

Federal Agency Discount Notes
----------------------------------------------                -------------   -----------  ----------
Federal Home Loan Bank 5.24%-5.36% due
 11/20-12/19/96                                                     97700000       97.116         1.79
Federal Home Loan Mortgage Corp. 5.20%-5.40% due
 11/12-12/31/96                                                     53900000       53.525          .99
Federal National Mortgage Assn. 5.34%-5.44% due
 12/6-12/19/96                                                      47700000       47.442          .88
                                                                              -----------  ----------
                                                                                  198.083         3.66
                                                                              -----------  ----------

U.S. Treasury Short-Term Notes
----------------------------------------------                -------------   -----------  ----------
6.375% due 6/30/97                                                   8000000        8.048          .15
6.875% due 4/30/97                                                  30000000       30.220          .56
6.75% due 2/28/97                                                   65000000       65.284         1.20
                                                                              -----------  ----------
                                                                                  103.552         1.91
                                                                              -----------  ----------

TOTAL SHORT-TERM SECURITIES (cost: $1,361.041
 million)                                                                       1,361.691        25.13
EXCESS OF PAYABLES OVER CASH AND RECEIVABLES                                       25.949          .46
                                                                              -----------  ----------
TOTAL SHORT-TERM SECURITIES, CASH AND
 RECEIVABLES, NET OF PAYABLES                                                   1,335.742        24.67
                                                                              -----------  ----------
NET ASSETS                                                                     $5,417.713      100.00%
                                                                              ===========  ==========

/1/ Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers

/2/ Valued under procedures established by the Board of Directors.

/3/ Non-income-producing securities.

/4/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.

/5/ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date.

Capital Income Builder
Financial Statements


Statement of Assets and Liabilities
at October 31, 1996                                                                   (dollars in
                                                                                        millions)
Assets:
Investment securities at market (cost:$3,080.279)                                      $4,081.971
Short-term securities (cost:$1,361.041)                                                 1,361.691
Cash                                                                                         .006
Receivables for-
Sales of investments                                                 $ 6.132
Sales of fund's shares                                                 8.031
Dividends and accrued interest                                        18.548               32.711
                                                                ------------         ------------
                                                                                        5,476.379
Liabilities:
Payables for-
Purchases of investments                                               8.829
Repurchases of fund's shares                                           4.822
Management services                                                    1.324
Dividends payable                                                     41.219
Accrued expenses                                                       2.472               58.666
                                                                ------------         ------------
Net Assets at October 31, 1996 - Equivalent to
$39.70 per share on 136,469,764 shares of $0.01
par value capital stock outstanding
(authorized capital stock - 200,000,000 shares)                                        $5,417.713
                                                                                     ============


Statement of Operations
for the year ended October 31, 1996
(dollars in millions)


Investment Income:
Income:
Dividends                                                           $181.465
Interest                                                             111.502             $292.967
                                                                ------------
Expenses:
Management services fee                                               18.213
Distribution expenses                                                 10.741
Transfer agent fee                                                     3.396
Reports to shareholders                                                 .654
Registration statement and prospectus                                   .300
Postage, stationery and supplies                                        .642
Directors' fees                                                         .107
Auditing and legal fees                                                 .053
Custodian fee                                                           .845
Taxes other than federal income tax                                     .063
Other expenses                                                          .075               35.089
                                                                ------------         ------------
Net investment income                                                                     257.878
                                                                                     ------------
Realized Gain and Unrealized Appreciation on
Investments:
Net realized gain                                                                          87.347
Net increase in unrealized appreciation on investments:                                   431.666
                                                                                     ------------
Net realized gain and increase in unrealized
appreciation on investments                                                               519.013
                                                                                     ------------
Net Increase in Net Assets Resulting from Operations                                     $776.891
                                                                                     ============

See Notes to Financial Statements

Statement of Changes in Net Assets
(dollars in millions)                                             Year ended           October 31
                                                                         1996                 1995
                                                                ------------         ------------
Operations:
Net investment income                                               $257.878             $197.764
Net realized gain on investments                                      87.347               64.236
Net change in unrealized appreciation on investments                 431.666              387.255
                                                                ------------         ------------
Net increase in net assets resulting from
operations                                                           776.891              649.255
                                                                ------------         ------------
Dividends and Distributions Paid to
Shareholders:
Dividends from net investment income                                (257.053)            (199.581)
Distributions from net realized gain on investments                  (62.913)             (11.162)
                                                                ------------         ------------
Total dividends and distributions                                   (319.966)            (210.743)
                                                                ------------         ------------
Capital Share Transactions:
Proceeds from shares sold: 20,891,053 and
23,777,252 shares, respectively                                      782.282              796.496
Proceeds from shares issued in reinvestment of net
investment income dividends and distributions of
net realized gain on investments: 6,760,213 and
5,248,005 shares, respectively                                       251.534              174.909
Cost of shares repurchased: 16,175,451 and 15,065,188
shares, respectively                                                (606.384)            (505.097)
                                                                ------------         ------------
Net increase in net assets resulting from capital
share transactions                                                   427.432              466.308
                                                                ------------         ------------
Total Increase in Net Assets                                         884.357              904.820

Net Assets:
Beginning of year                                                  4,533.356            3,628.536
                                                                ------------         ------------
End of year (including undistributed net investment
income: $2.228 and $1.403, respectively)                          $5,417.713           $4,533.356
                                                                ============         ============



See Notes to Financial Statements

CAPITAL INCOME BUILDER

Notes to Financial Statements

1. Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend together with a current yield which exceeds that paid by U.S. stocks generally. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Where pricing service or market quotations are not readily available, securities will be valued at fair value by the Board of Directors or a committee thereof. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value.

  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. The fund does not amortize premiums on securities purchased. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily from net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

  Investment securities and other assets and liabilities denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the year. Purchases and sales of investment securities, income and expenses are calculated using the prevailing exchange rate as accrued. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $845,000 includes $78,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of October 31, 1996, net unrealized appreciation on investments for book and federal income tax purposes aggregated $1,000,668,000, of which $1,021,175,000 related to appreciated securities and $20,507,000 related to depreciated securities. During the year ended October 31, 1996, the fund realized, on a tax basis, a net capital gain of $86,961,000 on securities transactions. Net gains related to non-U.S. currency transactions of $386,000 were treated as ordinary income for federal income tax purposes. The cost of portfolio securities for book and federal income tax purposes was $4,442,994,000 at October 31, 1996.

3. The fee of $18,213,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.24% of the first $1 billion of average net assets; 0.20% of such assets in excess of $1 billion but not exceeding $2 billion; 0.18% of such assets in excess of $2 billion but not exceeding $3 billion; 0.165% of such assets in excess of $3 billion but not exceeding $5 billion; 0.155% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.15% of such assets in excess of $8 billion; plus 3.0% of the fund's gross investment income. For purposes of the Investment Advisory and Service Agreement, gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets.

  Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended October 31, 1996, distribution expenses under the Plan were $10,741,000. As of October 31, 1996, accrued and unpaid distribution expenses were $1,782,000.

  American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $3,396,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $4,007,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of October 31, 1996, aggregate amounts deferred and earnings thereon were $160,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS, and AFD. No such persons received any remuneration directly from the fund.

4. As of October 31, 1996, accumulated undistributed net realized gain on investments was $77,870,000 and additional paid-in capital was $4,333,599,000.

  The fund made purchases and sales of investment securities, excluding short-term securities, of $1,201,233,000 and $1,126,743,000, respectively, during the year ended October 31, 1996.

  Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended October 31, 1996, such non-U.S. taxes were $13,631,000. Net realized currency gains on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds and notes were $1,117,000 for the year ended October 31, 1996.

The fund reclassified $731,000 from undistributed currency gains to undistributed net realized gains and $42,000 from undistributed net investment income to undistributed net realized gains for the year ended October 31, 1996.

Per-Share Data and Ratios                        Year
                                                ended
                                              October
                                                    31
                                                  1996        1995       1994       1993      1992

Net Asset Value, Beginning of Year        $    36.27 $    32.68 $     34.42    $30.77       $28.67
                                          --------- -  --------- - --------- -   -------   -------
Income From Investment Operations:
Net investment income                            1.95         1.69       1.73       1.53      1.44
Net realized and unrealized gain
(loss) on investments                             3.92        3.69      (1.62)      3.76      2.33
                                            ---------    ---------  ---------    -------   -------
Total income from investment operations          5.87         5.38        .11       5.29      3.77
                                            ---------    ---------  ---------    -------   -------
Less Distributions:
Dividends from net investment income            (1.94)       (1.69)     (1.73)     (1.53)    (1.44)
Distributions from net realized gains            (.50)        (.10)      (.12)      (.11)     (.23)
                                            ---------    ---------  ---------    -------   -------
Total distributions                             (2.44)       (1.79)     (1.85)     (1.64)    (1.67)
                                            ---------    ---------  ---------    -------   -------
Net Asset Value, End of Year              $    39.70 $      36.27 $   32.68      $34.42    $30.77
                                            =========    =========  =========    =======   =======

Total Return/1/                               16.76%       16.98%        .47%      17.58%    13.46%


Ratios/Supplemental Data:
Net assets, end of year (in millions)          $5,418       $4,533     $3,629     $2,826    $1,203
Ratio of expenses to average net assets           .71%         .72%       .73%       .72%      .81%
Ratio of net income to average net assets        5.19%        4.96%      5.29%      4.69%     4.71%
Average commissions paid per share/2/       2.20cents    2.10cents  3.63cents  2.90cents 2.48cents
Portfolio turnover rate                         27.56%       18.06%     36.19%     11.22%    16.57%

/1/ Calculated without deducting a sales charge. The maximum sales charge is 5.75% of the fund's offering price.

/2/ Brokerage commissions paid on portfolio transfactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected in the fund's statement of operations. Shares traded on a principal basis are excluded. Generally, non-U.S. commissions are lower than U.S.
commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

                            PART C
                      OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

 (A) FINANCIAL STATEMENTS:

  Included in Prospectus - Part A
   Financial Highlights

  Included in Statement of Additional Information - Part B

   As of October 31, 1996:
    Investment Portfolio
    Statement of Assets and Liabilities
    Statement of Operations
    Statement of Changes in Net Assets
    Notes to Financial Statements
    Per-Share Data and Ratios
    Report of Independent Accountants

 (B) EXHIBITS:

  1. On file (see SEC file numbers 811-5085 and 33-12967).

  2. On file (see SEC file numbers 811-5085 and 33-12967).

  3. None.

  4. On file (see SEC file numbers 811-5085 and 33-12967).

  5. On file (see SEC file numbers 811-5085 and 33-12967).

  6. On file (see SEC file numbers 811-5085 and 33-12967).

  7. None.

  8. On file (see SEC file numbers 811-5085 and 33-12967).

  9. On file (see SEC file numbers 811-5085 and 33-12967).

  10. Not applicable to this filing.

  11. Consent of Independent Accountants.

  12. None.

  13. On file (see SEC file numbers 811-5085 and 33-12967).

  14. On file (see SEC file numbers 811-5085 and 33-12967).

  15. On file (see SEC file numbers 811-5085 and 33-12967).

  16. On file (see SEC file numbers 811-5085 and 33-12967).

  17. Financial data schedule (EDGAR).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

  As of November 30, 1996.

                         Number of
Title of Class           Record-Holders

Capital Stock            239,406
($.01 par value)


ITEM 27.  INDEMNIFICATION.

 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.

 Article VIII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (1) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (2) its officers to the same extent it shall indemnify its directors; and (3) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe that the act or omission was unlawful.

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which directors who are parties may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

 None.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(A) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)

       (1)                        (2)                         (3)
       Name and Principal         Positions and Offices       Positions and Offices
       Business Address            with Underwriter             with Registrant

*      David A. Abzug             Regional Vice President     None
       5657 Lemona Avenue
       Van Nuys, CA 91411

       John A. Agar               Regional Vice President     None
       1501 N. University Drive
       Suite 227A
       Little Rock, AR 72207

       Robert B. Aprison          Regional Vice President     None
       2983 Bryn Wood Drive
       Madison, WI 53711

%      Richard Armstrong          Assistant Vice President    None

*      William W. Bagnard         Vice President              None

       Steven L. Barnes            Senior Vice President      None
       8000 Town Line Avenue So.
       Suite 204
       Minneapolis, MN 55438

       Michelle A. Bergeron       Vice President              None
       4160 Gateswalk Drive
       Smyrna, GA 30080

       Joseph T. Blair            Senior Vice President       None
        27 Drumlin Road
        West Simsbury, CT 06092

       John A. Blanchard          Regional Vice President     None
        6421 Aberdeen Road
        Mission Hills, KS 66208

       Ian B. Bodell              Senior Vice President       None
        3100 West End Avenue
        Suite 870
        Nashville, TN 37215

       Michael L. Brethower       Vice President              None
        108 Hagen Court
        Georgetown, TX 78628

       C. Alan Brown              Regional Vice President     None
        4619 McPherson Avenue
        St. Louis, MO 63108

*      Daniel C. Brown            Senior Vice President       None


@      J. Peter Burns             Vice President              None

       Brian C. Casey             Regional Vice President     None
        9508 Cable Drive
        Kensington, MD 20895

       Victor C. Cassato          Vice President              None
          609 W. Littleton Blvd.
          Suite 310
          Littleton, CO  80121

       Christopher J. Cassin      Senior Vice President       None
          111 West Chicago Avenue
          Suite G3
          Hinsdale, IL 60521

       Denise M. Cassin           Regional Vice President     None
          1301 Stoney Creek Drive
          San Ramon, CA 94538

*      Larry P. Clemmensen        Director and Treasurer      Senior Vice President

*      Kevin G. Clifford          Director and                None
                                  Senior Vice President

       Ruth M. Collier            Vice President              None
        145 West 67th Street
          Suite 12K
        New York, NY 10023

       Thomas E. Cournoyer        Vice President              None
        2333 Granada Blvd.
        Coral Gables, FL  33134

       Douglas A. Critchell       Vice President              None
        4116 Woodbine St.
        Chevy Chase, MD 20815

*      Carl D. Cutting            Vice President              None

       Dan J. Delianedis          Regional Vice President     None
           8689 Braxton Drive
           Eden Prairie, MN 55347

       Michael A. Dilella         Vice President              None
        P.O. Box 661
        Ramsey, NJ 07446

       G. Michael Dill            Senior Vice President       None
           505 East Main Street
           Jenks, OK 74037

       Kirk D. Dodge              Vice President              None
        2617 Salisbury Road
        Ann Arbor, MI 48103

       Peter J. Doran             Senior Vice President       None
        1205 Franklin Avenue
        Garden City, NY 11530

*      Michael J. Downer          Secretary                   None

       Robert W. Durbin           Vice President              None
        74 Sunny Lane
        Tiffin, OH 44883

&      Lloyd G. Edwards           Vice President              None

*      Paul H. Fieberg            Senior Vice President       None

       John Fodor                 Regional Vice President     None
        15 Latisquama Road
        Southborough, MA 01772

*      Mark P. Freeman, Jr.       President and Director      None

       Clyde E. Gardner           Senior Vice President       None
        Route 2, Box 3162
        Osage Beach, MO 65065

#      Evelyn K. Glassford        Vice President              None

       Jeffrey J. Greiner         Regional Vice President     None
        5898 Heather Glen Court
        Dublin, OH 43017

*      Paul G. Haaga, Jr.         Director                    President and Director

       David E. Harper            Senior Vice President       None
        R.D. 1, Box 210, Rte. 519
        Frenchtown, NJ 08825

       Ronald R. Hulsey           Vice President              None
        6744 Avalon
        Dallas, TX 75214

       Robert S. Irish            Regional Vice President      None
           1225 Vista Del Mar Drive
           Delray Beach, FL 33483

*      Robert L. Johansen         Vice President and Controller   None

       Michael J. Johnston        Chairman of the Board       None
        630 Fifth Ave., 36th Fl.
        New York, NY 10111-0121

       V. John Kriss              Senior Vice President       None
        P.O. Box 274
        Surfside, CA 90743

       Arthur J. Levine           Vice President              None
        12558 Highlands Place
        Fishers, IN 46038

#      Karl A. Lewis              Assistant Vice President    None

       T. Blake Liberty           Regional Vice President     None
        12585-E E.Tennessee Circle
        Aurora, CO 80012

*        Lorin E. Liesy             Assistant Vice President    None

*      Susan G. Lindgren          Vice President - Institutional   None
                                  Investment Services Division

%      Stella Lopez               Vice President              None

       Stephen A. Malbasa         Regional Vice President     None
        13405 Lake Shore Blvd.
        Cleveland, OH 44110

       Steven M. Markel           Senior Vice President       None
        5241 South Race Street
        Littleton, CO 80121

*      John C. Massar             Director and                None
                                  Senior Vice President

*      E. Lee McClennahan         Senior Vice President       None

       Laurie B. McCurdy          Regional Vice President     None
          3500 West Camino de
           Urania
          Tucson, AZ 85741

%      John V. McLaughlin         Senior Vice President       None

       Terry W. McNabb            Vice President              None
        2002 Barrett Station Road
        St. Louis, MO 63131

*      R. William Melinat         Vice President - Institutional   None
                                   Investment Services Division

       David R. Murray            Vice President              None
        25701 S.E. 32nd Place
        Issaquah, WA 98027

       Stephen S. Nelson          Vice President              None
        7215 Trevor Road
        Charlotte, NC 28226

       William E. Noe             Regional Vice President     None
        304 River Oaks Road
        Brentwood, TN 37027

       Peter A. Nyhus             Regional Vice President     None
        3084 Wilds Ridge Court
        Prior Lake, MN 55372

       Eric P. Olson              Regional Vice President     None
        62 Park Drive
        Glenview, IL 60025

       Frederic Phillips           Vice President             None
        32 Ridge Avenue
        Newton Centre, MA 02159

#      Candance D. Pilgrim        Assistant Vice President    None

       Carl S. Platou             Regional Vice President     None
        4021 96th Avenue, SE
        Mercer Island, WA 98040

*      John O. Post, Jr.          Vice President              None

       Steven J. Reitman          Vice President              None
        212 The Lane
        Hinsdale, IL 60521

       Brian A. Roberts           Regional Vice President     None
        12025 Delmahoy
        Charlotte, NC 28277

       George S. Ross             Vice President              None
        55 Madison Avenue
        Morristown, NJ 07960

*      Julie D. Roth              Vice President              None

*      James F. Rothenberg        Director                    None

       Douglas F. Rowe            Regional Vice President     None
        30309 Oak Tree Drive
        Georgetown, TX 78628

       Christopher Rowey          Regional Vice President     None
        9417 Beverlywood Street
        Los Angeles, CA 90034

       Dean B. Rydquist           Vice President              None
        1080 Bay Pointe Crossing
        Alpharetta, GA 30202

       Richard R. Samson          Vice President              None
        4604 Glencoe, Ave., No. 4
        Marina del Rey, CA 90292

       Joseph D. Scarpitti        Regional Vice President     None
        31465 St. Andrews
        Westlake, OH 44145

*      Daniel B. Seivert          Assistant Vice President    None

*      R. Michael Shanahan        Director                    None

       David W. Short             Director and                None
        Suite 212                 Senior Vice President
        1000 RIDC Plaza
        Pittsburgh, PA 15238-2941

*      Victor S. Sidhu            Vice President - Institutional   None
                                  Investment Services Division

       William P. Simon, Jr.      Vice President              None
        554 Canterbury Lane
        Berwyn, PA 19312

*      John C. Smith              Assistant Vice President -   None
                                  Institutional Investment
                                  Services Division

*      Mary E. Smith              Assistant Vice President -    None
                                  Institutional Investment
                                  Services Division

       Rodney G. Smith            Regional Vice President     None
        2350 Lakeside Blvd., #850
        Richardson, TX 75082

       Nicholas D. Spadaccini     Regional Vice President     None
        855 Markley Woods Way
        Cincinnati, OH 45230

       Daniel S. Spradling        Senior Vice President       None
        #4 West Fourth Ave.
          Suite 406
        San Mateo, CA 94402

       Thomas A. Stout            Regional Vice President     None
        12913 Kendale Lane
        Bowie, MD 20715

       Craig R. Strauser          Regional Vice President     None
        17040 Summer Place
        Lake Oswego, OR 97035

       Francis N. Strazzeri       Regional Vice President     None
        31641 Saddletree Drive
        Westlake Village, CA 91361

*      Drew Taylor                Assistant Vice President    None

%      James P. Toomey            Assistant Vice President    None

&      Christopher E. Trede       Assistant Vice President    None

       George F. Truesdail        Vice President              None
        400 Abbotsford Court
        Charlotte, NC 28270

       Scott W. Ursin-Smith       Regional Vice President     None
        606 Glenwood Avenue
        Mill Valley, CA 94941

*      David M. Ward              Assistant Vice President -   None
                                  Institutional Investment Services
                                  Division

       Thomas E. Warren           Regional Vice President     None
        4001 Crockers Lake Blvd.
        #1012
        Sarasota, FL 34242

*      J. Kelly Webb              Senior Vice President       None

       Gregory J. Weimer          Vice President              None
        125 Surrey Drive
        Canonsburg, PA 15317

#      Timothy W. Weiss           Director                    None

**     N. Dexter Williams         Vice President              None

       Timothy J. Wilson          Regional Vice President     None
        113 Farmview Place
        Venetia, PA 15367

#      Laura L. Wimberly          Assistant Vice President    None

@      Marshall D. Wingo          Senior Vice President       None

*      Robert L. Winston          Director and                None
                                  Senior Vice President

       William R. Yost            Regional Vice President     None
        9320 Overlook Trail
        Eden Prairie, MN 55437

       Janet M. Young             Regional Vice President     None
        1616 Vermont
        Houston, TX 77006

       Scott D. Zambon            Regional Vice President     None
           209 Robinson Drive
           Tustin Ranch, CA 92782

* Business Address, 333 South Hope Street, Los Angeles, CA  90071

** Business Address, One Market Plaza, Steuart Towers, Suite 1800, San Francisco, CA 94111

# Business Address, 135 South State College Blvd., Brea, CA  92821

% Business Address, 8000 IH-10, Suite 1400, San Antonio, TX 78230

@ Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

& Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(C) NONE.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and kept in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

 Records covering shareholder accounts are maintained and kept by the Transfer Agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8000 IH-10, Suite 1400, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.

 Records covering portfolio transactions are also maintained and kept by the Custodian, The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32. UNDERTAKINGS.

 As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 23rd day of December, 1996.

                                             CAPITAL INCOME BUILDER, INC.
                                             By  /s/Paul G. Haaga, Jr.
                                             Paul G. Haaga, Jr., President

 Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 23, 1996, by the following persons in the capacities indicated.

         SIGNATURE                                     TITLE

(1)      Principal Executive Officer:


             /s/Jon B. Lovelace                        Chairman of the Board
             (Jon B. Lovelace)

(2)      Principal Financial Officer and
           Principal Accounting Officer:


             /s/R. Marcia Gould                         Treasurer
             (R. Marica Gould)

(3)      Directors:

         H. Frederick Christie*                        Director


          /s/Paul G. Haaga, Jr.                        Director
         (Paul G. Haaga, Jr.)

         Mary Myers Kauppila                           Director

          /s/ Jon B. Lovelace                          Director
         (Jon B. Lovelace)
         Gail L. Neale*                                Director
         Robert J. O'Neill                             Director
         Donald E. Petersen*                           Director
         Frank Stanton*                                Director
         Charles Wolf, Jr.*                            Director

 *By  /s/Vincent P. Corti
  Vincent P. Corti, Attorney-in-Fact

 Counsel reports that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(a).

 /s/Michele Y. Yang
 (Michele Y. Yang)